Employee Benefit Plans (One Percent Change in Assumed Healthcare Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Other Postretirement Benefits U.S. Plans [Member]
One-percentage point change in assumed healthcare cost trend rates [Abstract]
Effect on total of service and interest costs components, one percent increase	$ 14
Effect on total of service and interest costs components, one percent decrease	(11)
Effect of accumulated postretirement benefit obligations, one percent increase	302
Effect of accumulated postretirement benefit obligations, one percent decrease	(245)
Other Postretirement Benefits Non-U.S. Plans [Member]
One-percentage point change in assumed healthcare cost trend rates [Abstract]
Effect on total of service and interest costs components, one percent increase	0
Effect on total of service and interest costs components, one percent decrease	0
Effect of accumulated postretirement benefit obligations, one percent increase	1
Effect of accumulated postretirement benefit obligations, one percent decrease	$ (1)